Short-term Investments	12 Months Ended
Aug. 31, 2019
Short-term Investments
Short-term Investments

6.   Short-term Investments

The Company’s short-term investments included cash deposits at floating rates in commercial banks and available-for-sale securities with maturities of one year or less. The following is a summary of the Company’s short-term investments:

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$
Commercial banks deposits	511,030	62,270	8,704
Available-for-sale securities	304,824	392,156	54,814
	815,854	454,426	63,518

For the years ended August 31, 2017, 2018 and 2019, the Group recognized interest income related to its commercial banks deposits of RMB12,442, RMB21,291 and RMB11,679 (US$1,632),  respectively, in the consolidated statements of income.

For the years ended August 31, 2017, 2018 and 2019, the Group recognized realized gain on disposal of available-for-sale securities of RMB15,147, RMB18,451 and RMB11,451 (US$1,601), respectively, as other income in the consolidated statements of income. As of August 31, 2017, 2018 and 2019, there were unrealized gains/(loss) of RMB18,451, RMB(1,776) and RMB2, respectively and interest income of nil,  nil and RMB4,088 (US$571), respectively.